UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lubar & Co., Incorporated

Address:   700 North Water Street, Suite 1200
           Milwaukee, WI 53202


Form 13F File Number: 028-14255


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Kuehl
Title:  Secretary
Phone:  414-291-9000

Signature,  Place,  and  Date  of  Signing:

/s/ David Kuehl                    Milwaukee, WI                      5/4/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      114,398
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                    VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
Crosstex Energy, Inc.                    COM            22765Y104 28,376,195 2,006,803 SH       DEFINED                0      X    0
Crosstex Energy, Inc.                    COM            22765Y104  7,571,560   535,471 SH       SOLE                   X      0    0
Approach Resources,  Inc.                COM            03834A103 34,017,315   920,631 SH       SOLE                   X      0    0
Approach Resources,  Inc.                COM            03834A103  1,737,574    47,025 SH       DEFINED                0      X    0
Bank of Montreal                         COM            571837103  4,667,480    78,551 SH       DEFINED                0      X    0
Google Inc.                              COM            38259P508    769,488     1,200 SH       DEFINED                0      X    0
Rockwell Automation  Inc.                COM            773903109    478,200     6,000 SH       DEFINED                0      X    0
Cogdell Spencer Inc.                     COM            19238U107  4,240,000 1,000,000 SH       SOLE                   X      0    0
Cogdell Spencer Inc.                     COM            19238U107    111,487    26,294 SH       DEFINED                0      X    0
Hallador Energy     Company              COM            40609P105 24,651,975 2,788,685 SH       SOLE                   X      0    0
Star Gas Partners L.P.                   UNIT           85512C105    828,000   200,000 SH       SOLE                   X      0    0
Fidelity National Information Services,  COM            31620M106      8,081       244 SH       DEFINED                0      X    0
Inc.
3M Company                               COM            88579Y101    202,239     2,267 SH       SOLE                   X      0    0
Abbott Laboratories                      COM            002824100    223,463     3,646 SH       SOLE                   X      0    0
ABB Ltd.                                 ADR            000375204    183,119     8,972 SH       SOLE                   X      0    0
AstraZeneca PLC                          ADR            46353108     178,850     4,020 SH       SOLE                   X      0    0
China Mobile Limited                     ADR            16941M109    203,796     3,700 SH       SOLE                   X      0    0
Roche Holding AG                         ADR                         195,520     4,326 SH       SOLE                   X      0    0
Tata Motors Ltd.                         ADR            876568502    300,689    11,149 SH       SOLE                   X      0    0
Total S.A.                               ADR            89151E109    199,045     3,846 SH       SOLE                   X      0    0
Vodafone Group PLC                       ADR            92857W209    194,935     7,045 SH       SOLE                   X      0    0
AT&T Inc.                                COM            00206R102    197,436     6,322 SH       SOLE                   X      0    0
Chevron Corporation                      COM            166764100    204,399     1,906 SH       SOLE                   X      0    0
The Chubb  Corporation                   COM            171232101    210,368     3,026 SH       SOLE                   X      0    0
The Coca Cola  Company                   COM            191216100    198,968     2,670 SH       SOLE                   X      0    0
Colgate-Palmolive  Company               COM            194162103    203,578     2,082 SH       SOLE                   X      0    0
Du Pont E I De  Nemours & Co             COM            263534109    204,829     3,872 SH       SOLE                   X      0    0
Emerson Electric Co.                     COM            291011104    209,503     4,015 SH       SOLE                   X      0    0
Exelon Corporation                       COM            30161N101    177,151     4,518 SH       SOLE                   X      0    0
Exxon Mobil  Corporation                 COM            30231G102    220,034     2,537 SH       SOLE                   X      0    0
General Electric  Company                COM            369604103    237,537    11,736 SH       SOLE                   X      0    0
HCP, Inc.                                COM            40414L109    204,166     5,174 SH       SOLE                   X      0    0
Illinois Tool Works  Inc.                COM            452308109    233,139     4,056 SH       SOLE                   X      0    0
Intel Corporation                        COM            458140100    256,588     9,128 SH       SOLE                   X      0    0
Johnson & Johnson                        COM            478160104    187,063     2,836 SH       SOLE                   X      0    0
Kimberly-Clark  Corporation              COM            494368103    206,427     2,766 SH       SOLE                   X      0    0
Kraft Foods Inc.                         COM            50075N104    206,284     5,386 SH       SOLE                   X      0    0
McDonald's Corp.                         COM            580135101    198,162     2,020 SH       SOLE                   X      0    0
Medtronic, Inc.                          COM            585055106    210,646     5,375 SH       SOLE                   X      0    0
Microsoft Corporation                    COM            594918104    226,460     7,022 SH       SOLE                   X      0    0
Terra Nitrogen  Company, LP              COM            881005201    237,446       946 SH       SOLE                   X      0    0
The Procter & Gamble  Company            COM            742718109    197,127     2,933 SH       SOLE                   X      0    0
United Parcel Service,  Inc.             COM            911312106    224,644     2,783 SH       SOLE                   X      0    0
United Technologies  Corporation         COM            913017109    208,014     2,508 SH       SOLE                   X      0    0
Verizon  Communications  Inc.            COM            92343V104    198,949     5,204 SH       SOLE                   X      0    0


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